Property, Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019	Sep. 30, 2018
Successor [Member]
Depreciation expense	$ 17,200	$ 14,200		$ 47,700	$ 19,000
Predecessor [Member]
Depreciation expense			$ 9,300